Property and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Machinery and electronic equipment	180,264	189,052
Transportation vehicles	3,897	5,214
Office and other equipment	15,510	18,338
Leasehold improvements	43,440	46,572
Construction in progress	332	394
Property and equipment	243,443	259,570
Less: accumulated depreciation	(103,836)	(129,154)
Property and equipment, net	139,607	130,416

	As of December 31,
	2021	2022
	RMB	RMB
Machinery and electronic equipment	160,141	180,264
Transportation vehicles	8,589	3,897
Office and other equipment	7,219	15,510
Leasehold improvements	39,166	43,440
Construction in progress	10,478	332
Property and equipment	225,593	243,443
Less: accumulated depreciation	(115,808)	(103,836)
Property and equipment, net	109,785	139,607

Schedule of depreciation expenses on property and equipment allocated to expense items

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Cost of revenues	—	375
Selling and marketing expenses	324	380
General and administrative expenses	15,735	14,654
Research and development expenses	8,301	11,675
Total depreciation	24,360	27,084

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,684	1,401	1,022
Selling and marketing expenses	355	290	727
General and administrative expenses	23,148	26,544	31,204
Research and development expenses	13,293	15,038	17,574
Total depreciation	38,480	43,273	50,527